Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Share Option Activity

	Number of share options	Weighted average exercise price (USD)	Weighted- average grant-date fair value (USD)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding, December 31, 2012	20,222,662	1.30		2.82	40,788
Granted	1,076,761	3.33	1.27
Forfeited	(326,647)	3.32
Outstanding, December 31, 2013	20,972,776	1.37	—	2.03	39,420
Vested and expected to vest at December 31, 2013	20,701,286	1.32	0.40	1.89	41,014
Exercisable at December 31, 2013	19,382,156	1.17	0.31	1.67	40,771
Granted	1,566,381	3.23	1.01
Forfeited	(371,989)	3.96
Expired	(1,116,531)	0.26
Converted to restricted shares	(3,776,711)	3.14
Exercised	(7,333,641)	0.18
Outstanding, December 31, 2014	9,940,285	1.88		1.95	3,067
Vested and expected to vest at December 31, 2014	9,642,307	1.86	0.49	1.87	3,057
Exercisable at December 31, 2014	9,129,958	1.81	0.41	1.49	3,042
Granted	561,705	0.88	0.76
Forfeited	(1,494,922)	3.22
Expired	(3,606,304)	1.78
Converted to restricted shares	(80,000)	2.40
Exercised	(3,189,944)	0.25		4.46	556
Outstanding, December 31, 2015	2,130,820	2.13
Vested and expected to vest at December 31, 2015	1,008,645	1.76	0.73	4.62	464
Exercisable at December 31, 2015	1,430,870	2.16	0.86	4.03	406

Schedule of Fair Values of Stock Options Granted

Years ended December 31,	2013	2014	2015
Risk-free interest rate(1)	0.77% to 1.76%	0.77% to 1.76%	0.77% to 1.76%
Dividend yield(2)	—	—	—
Volatility rate(3)	43.8% to 51.3%	40.07% to 43.3%	40.07% to 43.3%
Expected term (in years)(4)	4.58	4.13 to 4.58	4.07 to 5.57

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the USD denominated China Government Bond yield as at the valuation dates.

(2)	The Company has no history or expectation of paying dividends on its common shares.

(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)	The expected term is developed by assuming the share options will be exercised in the middle point between the vesting dates and maturity dates.

Schedule of Recognized Compensation Costs

	Years ended December 31,
(In thousands)	2013	2014	2015
Sales and marketing expenses	43	66	131
General and administrative expenses	1,080	6,407	6,701
Research and development expenses	973	1,171	2,896
Total	2,096	7,644	9,728

2013 Plan [Member]
Summary of Restricted Shares Activities

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014:	8,095,238
Granted	4,233,558	2.89
Vested	(1,563,222)
Forfeited	(3,564,796)
Unvested at December 31, 2014	7,200,778
Vested	(2,627,815)
Forfeited	(776,565)
Unvested at December 31, 2015	3,796,398
Vested and expected to vest at December 31, 2015	3,226,939

2010 share incentive plan [Member]
Summary of Restricted Shares Activities

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014:	—
Converted from share options	1,505,787	1.71
Vested	—
Forfeited	—
Unvested at January 1, 2015:	1,505,787
Converted from share options	80,000	1.71
Vested	(390,560)
Forfeited	(763,010)
Unvested at December 31, 2015	432,217
Vested and expected to vest at December 31, 2015	367,384

2014 Plan [Member]
Summary of Restricted Shares Activities

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1,2014	—
Granted	3,896,500	1.77
Unvested at January 1, 2015	3,896,500
Granted	3,890,500	1.53
Vested	(859,100)
Forfeited	(1,166,500)
Unvested at December 31, 2015	5,761,400
Vested and expected to vest at December 31, 2015	4,897,100